Supplement to the
Fidelity® Short-Term Treasury Bond Index Fund
April 29, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
STD-I-SUSTK-1025-103 1.9900312.103	October 1, 2025